Stock Options (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
	May 01, 2016	Dec. 16, 2016	May 31, 2015	Aug. 22, 2012	Dec. 31, 2011	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						0
Allocated Share-based Compensation Expense						$ 2,409	$ 952	$ 287
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total			729,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 0
Common Stock, Par or Stated Value Per Share						$ 0.001	$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost						$ 199
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Number of Employees Affected						80
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Estimated Forfeiture Rate						4.00%	7.00%
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total			729,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total			1,341,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 4.98
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Apr. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms		the board of directors approved that an additional 30% of the Options to be vested on December 16, 2016, and restrictions of an additional 30% of the Restricted Shares were removed on December 16, 2016. The vesting period, vesting schedule and all other terms for the unvested Options and Restricted Shares remained unchanged.
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					767,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price					$ 2.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 2.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value						$ 1,567	$ 104	$ 414
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost						$ 1,145
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Estimated Forfeiture Rate						0.00%	7.00%	0.00%
Stock options [Member] | 2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant						42,800
Share Based Compensation Arrangements By Share Based Payment Award Options Vesting Rights Percentage								10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value						$ 370	$ 1,118	$ 840
Stock options [Member] | 2003 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum								10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								10 years
Stock options [Member] | 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				4,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options						$ 1,521
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						40 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value						$ 16
Stock options [Member] | 2012 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.001
Restricted Stock [Member] | 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options						$ 1,744